Annual Fund Operating Expenses - Cash Management - Invesco Government and Agency Portfolio - Cash Management Class	Dec. 17, 2021
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.08%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.24%